Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 25 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 30 years.

Leases were presented on the consolidated balance sheets as follows.

($ millions)	2025	2024
Operating leases
Other assets	60	64
Accounts payable and other current liabilities	(16)	(17)
Other liabilities	(44)	(47)

Finance leases (1)
Regulatory assets	145	142
PPE, net	208	205
Accounts payable and other current liabilities	(5)	(4)
Finance leases	(348)	(343)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

The components of lease expense were as follows.

($ millions)	2025	2024
Operating lease cost	20	19
Finance lease cost:
Amortization	3	2
Interest	34	33
Variable lease cost	25	21
Total lease cost	82	75

As at December 31, 2025, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2026	19	38	57
2027	13	37	50
2028	7	38	45
2029	6	38	44
2030	5	38	43
Thereafter	21	936	957
	71	1,125	1,196
Less: Imputed interest	(11)	(772)	(783)
Total lease obligations	60	353	413
Less: Current installments	(16)	(5)	(21)
	44	348	392
15. LEASES (cont'd)

Supplemental lease information follows.

($ millions, except as indicated)	2025	2024
Weighted average remaining lease term (years)
Operating leases	7	7
Finance leases	30	31
Weighted average discount rate (%)
Operating leases	4.8	4.6
Finance leases	5.1	5.0

Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 25 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 30 years.

Leases were presented on the consolidated balance sheets as follows.

($ millions)	2025	2024
Operating leases
Other assets	60	64
Accounts payable and other current liabilities	(16)	(17)
Other liabilities	(44)	(47)

Finance leases (1)
Regulatory assets	145	142
PPE, net	208	205
Accounts payable and other current liabilities	(5)	(4)
Finance leases	(348)	(343)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

The components of lease expense were as follows.

($ millions)	2025	2024
Operating lease cost	20	19
Finance lease cost:
Amortization	3	2
Interest	34	33
Variable lease cost	25	21
Total lease cost	82	75

As at December 31, 2025, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2026	19	38	57
2027	13	37	50
2028	7	38	45
2029	6	38	44
2030	5	38	43
Thereafter	21	936	957
	71	1,125	1,196
Less: Imputed interest	(11)	(772)	(783)
Total lease obligations	60	353	413
Less: Current installments	(16)	(5)	(21)
	44	348	392
15. LEASES (cont'd)

Supplemental lease information follows.

($ millions, except as indicated)	2025	2024
Weighted average remaining lease term (years)
Operating leases	7	7
Finance leases	30	31
Weighted average discount rate (%)
Operating leases	4.8	4.6
Finance leases	5.1	5.0